Reconciliation of movement of liabilities to cash flows arising from financing activities - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation Of Movement Of Liabilities To Cash Flows Arising From Financing Activities Abstract
Beginning balance	$ 368,747	$ 38,153
Changes from financing cash flow
Lease payment	(117,161)	(84,657)
Interest paid	7,527	5,166
Total changes from financing cash flow	(109,634)	(79,491)
Other changes
New leases	79,533	425,922
Exchange realignments	(17,118)	161
Total other changes	62,415	426,083
Ending balance	$ 321,528	$ 384,745